TAXES ON INCOME (Components of Income (Loss) Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
TAXES ON INCOME [Abstract]
Domestic	$ (755)	$ 3,350	$ (1,618)
Foreign	(47)	(2,444)	198
Income (loss) before taxes on income	$ (802)	$ 906	$ (1,420)